NONCONTROLLING INTERESTS (Details)	Dec. 31, 2013
Argentina
Noncontrolling interest disclosures
Noncontrolling interests (as a percent)	20.00%
China
Noncontrolling interest disclosures
Noncontrolling interests (as a percent)	11.00%
Indonesia
Noncontrolling interest disclosures
Noncontrolling interests (as a percent)	10.00%